SCHEDULE OF ALLOCATION OF PURCHASE PRICE (Details) - USD ($)				3 Months Ended	12 Months Ended
	May 02, 2021	May 01, 2021	Aug. 17, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
Business Acquisition [Line Items]
Goodwill				$ 29,249,285	$ 10,050,277	$ 8,761,725	$ 8,045,263	$ 8,548,608
Fair value, accounts receivable				$ 1,173,383	$ 1,024,831	$ 862,597
Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life years				9 years 8 months 12 days	7 years 8 months 12 days	7 years 7 months 6 days
Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life years				2 years 7 months 6 days	2 years 10 months 24 days	2 years 7 months 6 days
UIS Agency, LLC [Member]
Business Acquisition [Line Items]
Fair value, cash			$ 5,772
Trade name and trademarks			35,600
Customer relationships			100,000
Non-competition agreements			25,500
Goodwill			716,462
Purchase consideration allocated			$ 883,334
UIS Agency, LLC [Member] | Trade Name And Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life years			5 years
UIS Agency, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life years			10 years
UIS Agency, LLC [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life years			5 years
UIS Agency, LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted average useful life description			Indefinite
JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
Trade name and trademarks	$ 685,400	$ 685,400
Customer relationships	551,000	551,000
Non-competition agreements	827,800	827,800
Goodwill	1,288,552	1,288,552
Purchase consideration allocated	3,644,166			$ 3,644,166
Fair value, accounts receivable	$ 291,414
Accounts receivable		$ 291,414
JP Kush And Associates Inc [Member] | Trade Name And Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life years	5 years	5 years
JP Kush And Associates Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life years	10 years	10 years
JP Kush And Associates Inc [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life years	5 years	5 years
JP Kush And Associates Inc [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted average useful life description	Indefinite	Indefinite
Medigap Healthcare Insurance Company [Member]
Business Acquisition [Line Items]
Goodwill				19,199,008
Purchase consideration allocated				$ 22,902,201
Medigap Healthcare Insurance Company [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life years				12 years
Purchase consideration allocated				$ 4,550,000
Medigap Healthcare Insurance Company [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted average useful life description				Indefinite
Purchase consideration allocated				$ 19,199,008
Medigap Healthcare Insurance Company [Member] | Property, Plant and Equipment [Member]
Business Acquisition [Line Items]
Weighted average useful life years				5 years
Purchase consideration allocated				$ 20,666
Medigap Healthcare Insurance Company [Member] | Right Of Use Asset [Member]
Business Acquisition [Line Items]
Purchase consideration allocated				$ 317,787
Medigap Healthcare Insurance Company [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Weighted average useful life years				15 years
Purchase consideration allocated				$ 340,000
Medigap Healthcare Insurance Company [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Weighted average useful life years				3 years
Purchase consideration allocated				$ 67,000
Medigap Healthcare Insurance Company [Member] | Back Log [Member]
Business Acquisition [Line Items]
Weighted average useful life years				1 year
Purchase consideration allocated				$ 210,000
Medigap Healthcare Insurance Company [Member] | Chargeback Reserve [Member]
Business Acquisition [Line Items]
Purchase consideration allocated				(1,484,473)
Medigap Healthcare Insurance Company [Member] | Lease Liability [Member]
Business Acquisition [Line Items]
Purchase consideration allocated				$ (317,787)